Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Commitments	These milestone payments relate to product candidates in the following phases:

(in KUSD):
R&D Phase	Development	Regulatory	Sales-based	Total
Pre-clinical	55,111	25,000	192,055	272,166
Phase I	41,225	19,150	103,900	164,275
Phase II	10,134	—	—	10,134
December 31, 2021	106,470	44,150	295,955	446,575

R&D Phase	Development	Regulatory	Sales-based	Total
Pre-clinical	53,497	11,650	158,259	223,406
Phase I	23,719	19,000	73,500	116,219
Phase II	10,797	—	—	10,797
December 31, 2020	88,013	30,650	231,759	350,422